UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010_

Check here if Amendment [X]; Amendment Number: _1____
 This Amendment (Check only one.):       [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		J.A. Glynn & Co.
Address:	9841 Clayton Road
		St. Louis, MO 63124

Form 13F File Number:  28-04485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Roberta J. Maue
Title:	VP
Phone:	314-997-1277
Signature, Place, and Date of Signing:

Roberta J. Maue	St Louis MO		November 30, 2011

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	126

Form 13F Information Table Value Total:	$228,116
                                         (thousands)





List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                          <c>            Value x       <c>    Voting Authority
SECURITY                                                  TYPE CUSIP     $1,000QUANTITYMGRS   SOLE    SHARED  NONE
A T & T Corp. Liberty Media Convertible Mortgage Backed BoCONV 530715ag6   476  834000          509000         325000
Adobe Systems Inc                                         COM  00724f101   812   31036           21416           9620
Agrium Inc. ADR                                           COM  008916108 5,000   66677           57292           9385
Air Products & Chemicals Inc.                             COM  009158106   783    9457            6382           3075
Airtran Holdings Inc. Convertible Notes                   CONV 00949pab4   300  300000          150000         150000
Akamai Technologies Inc.                                  COM  00971T101 5,583  111266           94086          17180
Alcon Inc                                                 COM  H01301102   450    2695            1530           1165
Amazon.com Inc.                                           COM  023135106 6,176   39322           33111           6211
Amer Express Company                                      COM  025816109 4,493  106902           90017          16885
Amer Oriental Bioengineering                              COM  028731107    27   11160            1285           9875
Apache Corporation                                        COM  037411105   999   10215           10215              0
Apple Inc                                                 COM  037833100 7,766   27369           23129           4240
Automatic Data Processing                                 COM  053015103 1,004   23894           16654           7240
Baidu Inc. Spons ADR                                      COM  056752108 2,780   27090           21215           5875
Bank of America Corporation                               COM  060505104   405   30934           23640           7294
Barrett Bill Corp. Convertible Senior Note                CONV 06846naa2   634  625000          385000         240000
Baxter International Inc.                                 COM  071813109 1,247   26130           26130              0
Beckman Coulter Inc. Convertible Senior Note              CONV 075811ad1   571  562000          338000         224000
Becton Dickinson                                          COM  075887109 1,092   14732            9567           5165
Berkshire Hathaway Inc. Class B                           COM  084670702   286    3463             753           2710
Broadcom Corp. Cl. A                                      COM   1113201074,465  126155          102275          23880
Bucyrus International Inc. Class A                        COM   1187591094,233   61036           51841           9195
Canadian National Railway Co.                             COM   1363751021,162   18144           11534           6610
Caterpillar Inc.                                          COM   1491231014,825   61330           49870          11460
Ceco Environmental Corp.                                  COM   125141101  113   18910            1710          17200
Cerner Corp.                                              COM   1567821041,904   22665           19475           3190
Chesapeake Energy Corp.                                   COM   165167107  553   24426           18131           6295
Chesapeake Energy Corp. Convertible Contingent Sr. Nt.    CONV 165167bw6   256  270000          146000         124000
Chimera Investment Corp.                                  COM  16934Q109    61   15500           15500              0
Cisco Systems Inc                                         COM  17275R102 1,206   55078           39848          15230
Coca-Cola Company                                         COM   191216100  398    6795            4390           2405
Colgate Palmolive Co.                                     COM   1941621031,078   14027           10077           3950
Commerce Bancshares Inc.                                  COM   200525103  230    6122            6122              0
Companhia de Bebidas Das Amers ADR                        COM  20441w203 4,187   33825           26730           7095
Costco Wholesale Corporation                              COM  22160K105   755   11700           11700              0
Cummins Engine Inc.                                       COM   2310211065,610   61939           52569           9370
CVS/Caremark Corporation                                  COM   126650100  909   28880           20885           7995
Discover Financial Services Inc                           COM   2547091081,707  102334           86734          15600
Discovery Communications Inc. New Ser. A                  COM  25470F104 5,638  129463          109844          19619
Disney Walt Co.                                           COM   254687106  857   25888           15976           9912
EMC Corporation Mass                                      COM   2686481023,436  169187          143931          25256
Emerson Electric Co                                       COM   2910111046,409  121714          100764          20950
EOG Resources Inc.                                        COM  26875p101   951   10227            7337           2890
Euro Tech Holding Company Ltd.                            COM  G32030101    50   33383            4005          29378
Express Scripts Inc                                       COM   3021821003,486   71580           58883          12697
F5 Networks Inc.                                          COM   3156161027,136   68744           58444          10300
Fedex Corporation                                         COM  31428X106 5,128   59979           50984           8995
Fiserv Inc                                                COM   3377381081,024   19034           13459           5575
Ford Motor Company-New                                    COM   345370860  645   52713           52713              0
Franklin Resources Inc                                    COM   3546131011,028    9616            6156           3460
Freeport McMoran Copper & Gold Class B                    COM  35671D857 3,888   45534           38544           6990
Furmanite Corporation                                     COM   361086101   55   11200               0          11200
General Cable Corp New Convertible Sub Nt                 CONV 369300al2   244  243000          160000          83000
Goldman Sachs Group Inc                                   COM  38141g104   873    6041            3956           2085
Goodrich Pete Corp Sr Nt Convertible                      CONV 382410ac2   245  269000          185000          84000
Google Inc  Class A                                       COM  38259P508 3,536    6726            5741            985
Green Mtn. Coffee Roasters Inc.                           COM   3931221061,219   39095           39095              0
H. J. Heinz Co.                                           COM   4230741032,972   62745           50690          12055
Hanover Compressor Co Convertible Sr Nt                   CONV 410768ae5   660  687000          477000         210000
Hershey Co.                                               COM   4278661083,432   72108           58493          13615
Hess Corporation                                          COM  42809H107   724   12250           12250              0
Intel Corporation                                         COM   458140100  209   10875            5640           5235
Intl. Business Machines Corp.                             COM   459200101  977    7287            4857           2430
Ishares Barclays TIPS Bd Fd Protected Secs                ETF   464287176  454    4162            4029            133
ISHARES IBOXX Investment Grade Corp Bd Fd                 ETF   464287242  456    4028            3897            131
IShares MSCI EAFE Index Fund                              ETF   4642874651,943   35384           32824           2560
Ishares Russell 1000 Growth Index Fund                    ETF   464287614  964   18773           18773              0
IShares Russell 2000 Index Fund                           ETF   4642876551,812   26848           26848              0
IShares Tr. IBoxx High Yield Corp. Bd. Fd.                ETF   464288513  453    5048            4875            173
Johnson & Johnson                                         COM   4781601041,058   17083           12268           4815
Juniper Networks Inc.                                     COM  48203R104 3,406  112224           95179          17045
Kraft Foods Inc.                                          COM  50075N104 3,438  111403           94668          16735
Level 3 Communications Inc  Convertible Senior Notes      CONV 52729nbf6 4,254 4254000          120000        4134000
Level 3 Communications Inc  Convertible Senior Notes      CONV 52729nbk5   343  363000           13000         350000
Lifepoint Hosps. Hldgs. Inc. Convertible Sr. Sub. Note    CONV 53219lah2   301  303000          103000         200000
Marathon Oil Corp.                                        COM   5658491062,227   67295           56135          11160
McDonalds Corp.                                           COM   5801351011,129   15158            9553           5605
Medtronic Inc. Convertible Senior Note                    CONV 585055am8   451  452000          190000         262000
Microsoft Corporation                                     COM   5949181041,715   70028           56973          13055
Motorola Inc.                                             COM   6200761095,243  614645          515685          98960
Nabors Inds. Inceuticals Gtd. Sr. Exchangeable Nt.        CONV 629568ap1   297  300000          200000         100000
NASDAQ QMX Group Convertible Sr Nt                        CONV 631103aa6   300  304000          279000          25000
National Oilwell Varco Inc                                COM   637071101  800   17983           14333           3650
NetApp Inc                                                COM  64110D104 7,177  144143          122408          21735
Netflix Com Inc.                                          COM  64110l106 3,860   23804           20229           3575
NII Holdings Inc.  Convertible Notes                      CONV 62913faj1   334  344000          284000          60000
Oracle Corporation                                        COM  68389X105   805   29976           23951           6025
Orbit International Corp.                                 COM   685559304   50   14640            1690          12950
Paccar Inc                                                COM   6937181085,808  120623          103576          17047
Parker-Hannifin Corp                                      COM   701094104  948   13530           10485           3045
Peabody Energy Corp. Convertible Junior Sub. Deb.         CONV 704549ag9   624  560000          304000         256000
Peabody Energy Corporation                                COM   7045491043,070   62642           49827          12815
Pepsico Inc.                                              COM   7134481081,184   17814           12334           5480
Perrigo Company                                           COM   7142901033,684   57371           45341          12030
PHC Inc. Class A                                          COM   693315103   35   26565            3065          23500
Procter & Gamble Co.                                      COM   7427181091,139   18992           14342           4650
Prologis Rail Svcs. Corp./Progress Metal Reclam ConvertiblCONV 743410as1   388  410000          320000          90000
Qualcomm Inc.                                             COM   7475251034,681  103741           84316          19425
Robert Half Intl Inc                                      COM   770323103  750   28850           28850              0
S&P 500 Depositary Receipt                                ETF  78462F103   533    4667            4667              0
Sandisk Corp.                                             COM  80004c101 1,209   33000           33000              0
Schlumberger Ltd.                                         COM   806857108  672   10908            8213           2695
Smucker J M Co. New                                       COM   8326964052,871   47436           40291           7145
SPDR Gold Trust Gold Shares                               ETF  78463V107   651    5087            5087              0
Starbucks Corporation                                     COM   8552441095,710  223205          184985          38220
Suncor Energy Inc.                                        COM   867224107  640   19647           12869           6778
Synergetics USA Inc.                                      COM  87160g107    31   11189               0          11189
Target Corporation                                        COM  87612E106 1,124   21028           14363           6665
Tech Data Corp. Convertible Subordinated Deb. 144A        CONV 878237ae6   233  229000          111000         118000
Thermo Fisher Scientific Inc                              COM   883556102  963   20105           20105              0
Transocean Inc.                                           COM  H8817H100   525    8164            6253           1911
TRC Companies Inc                                         COM   872625108   43   16870            2070          14800
Trinity Industries Inc. Convertible Subordinated Note     CONV 896522af6   697  770000          535000         235000
TTM Technologies Inc Convertible Sr Nt                    CONV 87305rac3   336  350000          275000          75000
Unisource Energy Corp Convertible Sr Nt                   CONV 909205ab2   395  395000          265000         130000
Urban Outfitters Inc.                                     COM   9170471022,223   70704           60073          10631
Verizon Communications                                    COM  92343V104   285    8754            2129           6625
Versar Inc.                                               COM   925297103   85   28281            2430          25851
VMWare Inc  Class A                                       COM   9285634023,662   43110           36835           6275
Walgreen Co.                                              COM   931422109  277    8258            4678           3580
Wal-Mart Stores Inc.                                      COM   931142103  568   10605           10605              0
Watson Pharmaceutical Inc.                                COM   9426831033,997   94470           72350          22120
Whiting Pete Corp. New                                    COM   9663871022,386   24985           20800           4185
Whole Foods Market Inc.                                   COM   9668371062,716   73191           62096          11095
WPCS International Inc.                                   COM  92931l203    65   19241            2216          17025
Wright Med Group Inc Convertible Senior Nt                CONV 98235taa5   280  315000          215000         100000